As Filed with the Securities and Exchange Commission on August 13, 2025
REGISTRATION NO. 333-168710
811-05846

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 25
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 161

DELAWARE LIFE VARIABLE ACCOUNT F
(Exact Name of Registrant)

DELAWARE LIFE INSURANCE COMPANY
(Name of Depositor)
10555 Group 1001 Way
Zionsville, IN 46077
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number: (844) 448-3519
Michael S. Bloom, Chief Legal Officer and Secretary
Delaware Life Insurance Company
230 Third Avenue, 6th Floor
Waltham, MA 02451
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933 (“Securities Act”).
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A
This registration statement incorporates by reference the prospectus and the Statement of Additional Information each dated May 1, 2025 included in Post-Effective Amendment No. 24. to this registration statement on Form N-4 (File No. 333- 168710), filed on April 29, 2025 pursuant to paragraph(b) of Rule 485.

SUPPLEMENT DATED AUGUST 13, 2025

TO

PROSPECTUSES DATED MAY 1, 2025, AS SUPPLEMENTED

FOR

MASTERS CHOICE II AND MASTERS FLEX II

ISSUED BY DELAWARE LIFE INSURANCE COMPANY

DELAWARE LIFE VARIABLE ACCOUNT F

This supplement contains important information about changes to your Contract. Please read and retain it for future reference.

Effective on or about September 22, 2025, the fee will increase for both single and joint life coverage under the Income Riser III, Income Maximizer and Income Maximizer Plus optional living benefits that were available at the time you purchased your Contract. The new fees are listed below.

Income Riser III and Income Maximizer:

	Quarterly Fee	Annual Fee
Single-life:	0.35%	1.40%
Joint-life:	0.40%	1.60%

Income Maximizer Plus:

	Quarterly Fee	Annual Fee
Single-life:	0.3875%	1.55%
Joint-life:	0.4375%	1.75%

The fee increase will be applied beginning with the first quarterly fee deduction after the new fees take effect.

PLEASE NOTE: As stated in the prospectus for your Contract:

•

The Company has reserved the right to change the percentage used to calculate the living benefit rider fee at any time, but in no event will the rate ever exceed the maximum of 1.95% for joint-life coverage or 1.75% for single-life coverage. (see prospectus as follows: FEE TABLE, footnote 4 to the section captioned Annual Contract Expenses, CONTRACT CHARGES - Charges for Optional Benefits, and OPTIONAL LIVING BENEFITS - Important Considerations: 3. The cost of the Living Benefit, and Costs of Living Benefits in the prospectus),

•	If, at any time, the Company changes the fee, you may elect to cancel your living benefit and no longer pay the fee.

•	If you cancel your living benefit, all benefits and fees associated with the living benefit will cease.

•	If you cancel your living benefit, it cannot be reinstated.

•	We will not refund the fees you have already paid for your living benefit.

•	You cannot switch the coverage under your living benefit, from joint-life to single-life or vice versa.

Accordingly, the changes described below are made to the Prospectus:

BENEFITS AVAILABLE UNDER THE CONTRACT

The table summarizing information about the benefits available under the Contract is updated as follows:

In the row titled “Income Riser (SIR III) Living Benefit”, the information in the column titled “Current Fee” is deleted in its entirety and replaced with the following:

1.60% for joint-life coverage (1.40% for single-life coverage)

In the row titled “Income Maximizer (SIM) Living Benefit”, the information in the column titled “Current Fee” is deleted in its entirety and replaced with the following:

1.60% for joint-life coverage (1.40% for single-life coverage)

In the row titled “Income Maximizer Plus (SIM) Living Benefit”, the information in the column titled “Current Fee” is deleted in its entirety and replaced with the following:

1.75% for joint-life coverage (1.55% for single-life coverage)

CONTRACT CHARGES

The table under the sub-heading “Charges for Optional Benefits” is deleted in its entirety and replaced with the following:

	Single-Life Coverage		Joint-Life Coverage
	Current Annual Rate	Maximum Annual Rate	Current Annual Rate	Maximum Annual Rate
Income Riser III	1.40%	1.75%	1.60%	1.95%
Income Maximizer	1.40%	1.75%	1.60%	1.95%
Income Maximizer Plus	1.55%	1.75%	1.75%	1.95%

OPTIONAL LIVING BENEFITS

The table under the sub-heading “Costs of Living Benefits” is deleted in its entirety and replaced with the following:

	Single-Life				Joint-Life
	Current Quarterly Rate	Current Annual Rate	Maximum Quarterly Rate	Maximum Annual Rate	Current Quarterly Rate	Current Annual Rate	Maximum Quarterly Rate	Maximum Annual Rate
SIR III	0.35%	1.40%	0.4375%	1.75%	0.40%	1.60%	0.4875%	1.95%
SIM	0.35%	1.40%	0.4375%	1.75%	0.40%	1.60%	0.4875%	1.95%
SIM Plus	0.3875%	1.55%	0.4375%	1.75%	0.4375%	1.75%	0.4875%	1.95%

THE CONTRACTS REFERENCED IN THIS SUPPLEMENT ARE NO LONGER FOR SALE

PART C
OTHER INFORMATION
Item 27. EXHIBITS
(a)
Resolution of Board of Directors of the Depositor dated December 3, 1985 authorizing the establishment of the
Registrant (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-37907, filed on
October  14, 1997); Exhibit (a)

(b)	Not Applicable;
(c)(1)
Marketing Services Agreement between Sun Life Assurance Company of Canada (U.S.), Sun Life of Canada (U.S.)
Distributors, Inc. and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Pre-Effective
Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);
Exhibit (c)(1)

(c)(1)(i)
Principal Underwriter’s Agreement by and between Sun Life Assurance Company of Canada (U.S.) and Clarendon
Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration
Statement on Form N-4, File No. 333-83364, filed on or about April  28, 2009); Exhibit (c)(1)(i)

(c)(1)(ii)
Amendment No. 1 to Principal Underwriter’s Agreement by and between Sun Life Assurance Company of Canada
(U.S.) and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File No. 333-83364, filed on or about April  28, 2009); Exhibit (c)(1)(ii)

(c)(1)(iii)
Amendment No. 2 to Principal Underwriter’s Agreement by and between Sun Life Assurance Company of Canada
(U.S.) and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement of Delaware Life Variable Account I on Form N-6, File No. 333-100829, filed on April
27, 2010); Exhibit (c)(1)(iii)

(c)(1)(iv)
Amendment No. 3 to Principal Underwriter’s Agreement by and between Sun Life Assurance Company of Canada
(U.S.) and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement of Delaware Life Variable Account I on Form N-6, File No. 333-100829, filed on April
27, 2010); Exhibit (c)(1)(iv)

(c)(2)(i)
Sales Operations and General Agent Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January  16, 1998); Exhibit (c)(2)(i)

(c)(2)(ii)
Broker-Dealer Supervisory and Service Agreement (Incorporated herein by reference to Pre-Effective Amendment
No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January  16, 1998); Exhibit (c)(2)(ii)

(c)(2)(iii)
General Agent Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration
Statement on Form N-4, File No. 333-37907, filed on January  16, 1998); Exhibit (c)(2)(iii)

(d)(1)(i)
Flexible Payment Combination Fixed/Variable Group Annuity Contract (Incorporated herein by reference to the
Registration Statement on Form N-4, File No. 333-83256, filed on February  22, 2002); Exhibit (d)(1)(i)

(d)(1)(ii)
Certificate to be issued in connection with Contract filed as Exhibit (d)(1)(i) (Incorporated herein by reference to the
Registration Statement on Form N-4, File No. 333-83256, filed on February  22, 2002); Exhibit (d)(1)(ii)

(d)(2)
Flexible Payment Combination Fixed/Variable Individual Annuity Contract (Incorporated herein by reference to the
Registration Statement on Form N-4, File No. 333-83256, filed on February  22, 2002); Exhibit (d)(2)

(d)(3)
Income Riser III Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit
(d)(2) (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-168710, filed on
August  10, 2010); Exhibit (d)(3)

(d)(4)
Income Maximizer Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as
Exhibit (d)(2) (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-168710,
filed on August  10, 2010); Exhibit (d)(4)

(d)(5)
Income Maximizer Plus Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as
Exhibit (d)(2) (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-168710,
filed on August  10, 2010); Exhibit (d)(5)

(e)(i)
Application to be used with Contract filed as Exhibit (d)(1)(i) (Incorporated herein by reference to Pre-Effective
Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-74884, filed February  14, 2002); Exhibit
(e)(i)

(e)(ii)
Application to be used with Certificate filed as Exhibit (d)(1)(ii) and Contract filed as Exhibit (d)(2) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File
No. 333-74844, filed February  14, 2002); Exhibit (e)(ii)

(f)(1)
Certificate of Incorporation of the Depositor (Incorporated herein by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-4, File No. 333-83516, filed on August  11, 2014); Exhibit (f)(1)

(f)(2)	By-Laws of the Depositor (Incorporated herein by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-4, File No. 333-83516, filed on August 11, 2014); Exhibit (f)(2)
(g)
Amended and Restated Reinsurance Agreement between Delaware Life Insurance Company and Hannover Life
Reassurance Company of America (Incorporated herein by reference to Post-Effective Amendment No. 56 to the
Registration Statement on Form N-4, File No. 333-83516, filed on April  26, 2019); Exhibit (g)

(h)(1)
Participation Agreement, dated February 17, 1998, as amended through September 18, 2014, by and among Delaware
Life Insurance Company, Clarendon Insurance Agency, Inc., AIM Variable Insurance Funds (Invesco Variable
Insurance Funds) and Invesco Distributors, Inc. (Incorporated herein by reference to the Pre-Effective Amendment
No. 1 to the Registration Statement on Form N-4, File No. 333-225901, filed on October 1, 2018): Exhibit (h)(1)

(h)(2)
Amended and Restated Participation Agreement dated September 1, 2004 by and among Sun Life Assurance
Company of Canada (U.S.), Variable Insurance Products Funds, and Fidelity Distributors Corporation. (Incorporated
herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File
No. 333-83516, filed on April  28, 2005); Exhibit (h)(2)

(h)(3)
Participation Agreement, dated May 1, 2001, as amended through March 26, 2018, by and among Delaware Life
Insurance Company, Clarendon Insurance Agency, Inc., AllianceBernstein L.P. and AllianceBernstein Investments,
Inc. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form
N-4, File No. 333-225901, filed on October 1, 2018); Exhibit (h)(3)

(h)(4)
Participation Agreement, dated February 17, 1998, as amended through July 23, 2018, by and among Delaware Life
Insurance Company, Delaware Life Insurance Company of New York, Lord Abbett Series Fund, Inc. and Lord,
Abbett & Co. LLC (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration
Statement on Form N-4, File No. 333-225901, filed on October 1, 2018); Exhibit (h)(4)

(h)(5)
Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton
Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New
York and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to the Registration Statement on Form
N-4, File No. 333-102278, filed on December  31, 2002); Exhibit (h)(5)

(h)(6)
Participation Agreement, dated September 16, 2002, as amended through June 25, 2020, by and among Delaware
Life Insurance Company, Delaware Life Insurance Company of New York, PIMCO Variable Insurance Trust and
PIMCO Investments (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration
Statement on Form N-4, File No. 333-225901, filed on October 1, 2018); Exhibit (h)(6)

(h)(7)
Participation Agreement, dated December 3, 2007, as amended through June 23, 2020, by and among Delaware Life
Insurance Company, Delaware Life Insurance Company of New York, Lazard Asset Management Securities LLC,
and Lazard Retirement Series, Inc. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the
Registration Statement on Form N-4, File No. 333-225901, filed on October 1, 2018); Exhibit (h)(7)

(h)(8)
Participation Agreement, dated May 1, 2004, as amended through June 5, 2018, by and among Delaware Life
Insurance Company, The Morgan Stanley Variable Insurance Fund, Inc., Morgan Stanley Investment
Management Inc. and Morgan Stanley Distribution, Inc (Incorporated herein by reference to the Pre-Effective
Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-225901, filed on October 1, 2018);
Exhibit (h)(8)

(h)(9)
Participation Agreement, dated December 3, 2007, by and among Sun Life Assurance Company of Canada (U.S.),
The Huntington Funds, Edgewood Services, Inc., and Huntington Asset Advisors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4, File No. 333-83516, filed on February  12, 2008); Exhibit (h)(9)

(h)(10)
Participation Agreement, dated May 13, 2004, by and among Sun Life Assurance Company of Canada (U.S.), Merrill
Lynch Variable Series Funds, Inc., Merrill Lynch Investment Managers, L.P. and FAM Distributors, Inc.
(Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement of Delaware Life
Variable Account G on Form N-6, File No. 333-111688, filed on December 30, 2005); Exhibit (h)(10)

(h)(11)
Participation Agreement, dated September 30, 2002, by and among Sun Life Assurance Company of Canada (U.S.),
Sun Life Insurance and Annuity Company of New York, First Eagle Sogen Variable Funds, Inc. and Arnhold and S.
Bleichroeder, Inc. (Incorporated herein by reference to the Registration Statement of Delaware Life Variable Account
I on Form N-6, File No. 333-143353, filed on May 30, 2007); Exhibit (h)(11)

(h)(12)
Participation Agreement, dated August 1, 2011, as amended through May 16, 2018, by and among Delaware Life
Insurance Company of New York and Delaware Life Insurance Company, Putnam Variable Trust and Putnam Retail
Management Limited Partnership (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the
Registration Statement on Form N-4, File No. 333-225901, filed on October 1, 2018); Exhibit (h)(12)

(h)(13)
Participation Agreement, dated August 1, 2011, among Sun Life Assurance Company of Canada (U.S.), Sun Life
Insurance and Annuity Company of New York, PIMCO Equity Series VIT, and PIMCO Investments LLC
(Incorporated herein by reference to Pre-Effective Amendment No. 2 the Registration Statement of Delaware Life
Variable Account K on Form N-4, File No. 333-173301, filed on August 10, 2011); Exhibit (h)(13)

(h)(14)
Participation Agreement, dated May 1, 2011, among Wells Fargo Variable Trust, Sun Life Assurance Company of
Canada (U.S.) and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to
Pre-Effective Amendment No. 1 the Registration Statement on Form N-4, File No. 333-173301, filed on June  8,
2011); Exhibit (h)(14)

(h)(15)
Participation Agreement, dated April 24, 2009, as amended through May 29, 2018, by and among Delaware Life
Insurance Company of New York and Delaware Life Insurance Company, JPMorgan Insurance Trust and J. P. Morgan
Investment Management Inc. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the
Registration Statement on Form N-4, File No. 333-225901, filed on October 1, 2018); Exhibit (h)(15)

(h)(16)
Participation Agreement, dated December 1, 2012, as amended through September 8, 2014, by and among Delaware
Life Insurance Company of New York and Delaware Life Insurance Company, MFS Variable Insurance Trusts I, II
and III, and MFS Fund Distributors, Inc. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-225901, filed on October 1, 2018); Exhibit (h)(16)

(h)(17)
Participation Agreement, dated April 26. 2013, as amended through July 1, 2018, by and among Delaware Life
Insurance Company, Delaware Life Insurance Company of New York, Delaware Life Insurance and Annuity
Company (Bermuda) Ltd., Columbia Funds Variable Insurance Trust, Columbia Management Investment Advisers,
LLC, and Columbia Management Investment Distributors, Inc. (Incorporated herein by reference to the Pre-Effective
Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-225901, filed on October  1, 2018);
Exhibit (h)(17)

(h)(18)
Form of Letter Amendment to Participation Agreement, which removed Delaware Life Insurance Company of New
York as a party to the Participation Agreements, Exhibits (h)(4) - (h)(7) and (h)(11) - (h)(17). (Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-4, File No. 333-168710 filed on April 29, 2025); Exhibit (h)(18)

(i)
Master Services Agreement by and between Sun Life Assurance Company of Canada (U.S.) and se2, Inc., dated
December 1, 2013. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration
Statement of Delaware Life Variable Account I on Form N-6, File No. 333-143354, filed on April 29, 2015.) Exhibit
(i)

(j)	Not Applicable.
(k)(1)	Opinion of Counsel as to the legality of the securities being registered and Consent to its use;*
(k)(2)	Representation of Counsel pursuant to Rule 485(b);*
(l)	Not Applicable;
(m)	Not Applicable;
(n)	Not Applicable;
(o)
Form of Template Initial Summary Prospectus (Incorporated by reference to Post-Effective Amendment No. 5 to the
Registration Statement on Form N-4, File No. 333- 225901, filed on October 8, 2021); Exhibit (o);

(p)	Powers of Attorney*;
(q)
Resolution of the Board of Directors of the Depositor authorizing the use of powers of attorney for Officer signatures
(Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-4, File
No. 333- 168710, filed on April 29, 2025);
Exhibit q

(r)	Organization Chart of the Registrant, the Depositor and DLIC Sub-Holdings, LLC*; and
(s)	Consents of Independent Registered Public Accounting Firm*;
*
Filed herewith.
Item 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR
Name and Principal Business Address	Positions and Offices With Depositor
Dennis A. Cullen Delaware Life Insurance Company 10555 Group 1001 Way Zionsville, IN 46077	Director
Michael K. Moran Delaware Life Insurance Company 10555 Group 1001 Way Zionsville, IN 46077	Director
Curtis P. Steger Delaware Life Insurance Company 10555 Group 1001 Way Zionsville, IN 46077	Director
Daniel J. Towriss Delaware Life Insurance Company 10555 Group 1001 Way Zionsville, IN 46077	Chief Executive Officer
Michael S. Bloom Delaware Life Insurance Company 230 Third Avenue, 6th Floor Waltham, MA 02451	Chief Legal Officer and Secretary
Andrew F. Kenney Delaware Life Insurance Company 230 Third Avenue, 6th Floor Waltham, MA 02451	Chief Investment Officer
John J. Miceli, Jr. Delaware Life Insurance Company 230 Third Avenue, 6th Floor Waltham, MA 02451	Treasurer
Ellyn M. Nettleton Delaware Life Insurance Company 10555 Group 1001 Way Zionsville, IN 46077	Chief Accounting Officer
Martin B. Woll Delaware Life Insurance Company 10555 Group 1001 Way Zionsville, IN 46077	Chief Operating Officer
Fang L. Wang Delaware Life Insurance Company 230 Third Avenue, 6th Floor Waltham, MA 02451	Chief Financial Officer and President
Item 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of the Depositor, Delaware Life Insurance Company, which is a wholly-owned subsidiary of DLIC Sub-Holdings, LLC.

The organization chart of DLIC Sub-Holdings, LLC, the Depositor and Registrant is filed herewith as Exhibit (r). None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Delaware Life Insurance Company.
Item 30. INDEMNIFICATION
Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Delaware Life Insurance Company (a copy of which was filed as Exhibit (6)(b) to Post-Effective Amendment No. 51 to the Registration Statement on Form N-4, File No. 333-83516, on August 11, 2014), provides for the indemnification of directors, officers and employees of Delaware Life Insurance Company. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Delaware Life Insurance Company pursuant to the certificate of incorporation, by-laws, or otherwise, Delaware Life Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Delaware Life Insurance Company of expenses incurred or paid by a director, officer, controlling person of Delaware Life Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Delaware Life Insurance Company will submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act, unless in the opinion of their counsel the matter has been settled by controlling precedent, and will be governed by the final adjudication of such issue.
Item 31. PRINCIPAL UNDERWRITERS
(a) Clarendon Insurance Agency, Inc., a wholly-owned subsidiary of Delaware Life Insurance Company, acts as general distributor for the Registrant and Delaware Life Variable Accounts C, D, E, G, I, K and L, Keyport Variable Account A, KMA Variable Account and Keyport Variable Account I.
(b)	Name and Principal Business Address*	Position and Offices with Underwriter
	Colin J. Lake	President and Director
	Fang L. Wang	Director
	Michael S. Bloom	Secretary and Director
	John J. Miceli, Jr.	Treasurer
	James Joseph	Financial/Operations Principal
	Elizabeth T. Carey	Chief Compliance Officer
*
The principal business address of all directors and officers of the principal underwriter, is 230 3rd Avenue Floor 6 Waltham, Massachusetts 02451.
(c) Inapplicable.
Item 32. LOCATION OF ACCOUNTS AND RECORDS
Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or in part, by Delaware Life Insurance Company at its offices at 10555 Group 1001 Way, Zionsville, Indiana 46077 and 230 Third Avenue, 6th Floor, Waltham, Massachusetts 02451, at the offices of Clarendon Insurance Agency, Inc., at 230 Third Avenue, 6th Floor, Waltham, Massachusetts 02451, or at the offices of SE2, LLC at 5801 SW 6th Avenue, Topeka, Kanas 66636-0001.
Item 33. MANAGEMENT SERVICES
Not Applicable.
Item 34. FEE REPRESENTATION
The Depositor represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Waltham, and Commonwealth of Massachusetts on this 13th day of August, 2025.
DELAWARE LIFE VARIABLE ACCOUNT F (Registrant)
By:	/s/ Daniel J. Towriss* Daniel J. Towriss Chief Executive Officer (Principal Executive Officer)

DELAWARE LIFE INSURANCE COMPANY (Depositor)
By:	/s/ Daniel J. Towriss* Daniel J. Towriss Chief Executive Officer (Principal Executive Officer)
As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Depositor, Delaware Life Insurance Company, and on the dates indicated.
SIGNATURE	TITLE	DATE
/s/ Dennis A. Cullen* Dennis A. Cullen	Director	August 13, 2025
/s/ Michael K. Moran* Michael K. Moran	Director	August 13, 2025
/s/ Curtis P. Steger* Curtis P. Steger	Director	August 13, 2025
/s/ Daniel J. Towriss* Daniel J. Towriss	Chief Executive Officer (Principal Executive Officer)	August 13, 2025
/s/ Ellyn M. Nettleton* Ellyn M. Nettleton	Chief Accounting Officer (Principal Accounting Officer)	August 13, 2025
/s/ Fang L. Wang* Fang L. Wang	Chief Financial Officer and President (Principal Financial Officer)	August 13, 2025
*By: /s/ Kenneth N. Crowley Kenneth N. Crowley	Attorney-in-Fact	August 13, 2025
*
Kenneth N. Crowley has signed this document on the indicated date on behalf of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and a resolution of the Board of Directors authorizing use of powers of attorney for Director and Officer signatures. Powers of Attorney are included herein as Exhibit (p). Resolution of the Board of Directors is included herein as Exhibit (q).

EXHIBIT INDEX
(k)(1)	Opinion of Counsel as to the legality of the securities being registered and Consent to its use
(k)(2)	Representation of Counsel Pursuant to Rule 485(b)
(p)	Powers of Attorney
(r)	Organization Chart of the Registrant, the Depositor and DLIC Sub-Holdings, LLC
(s)	Consents of Independent Registered Public Accounting Firm